Other Income and Expense	12 Months Ended
Dec. 31, 2018
Disclosure of other operating income (expense) [Abstract]
Other Income and Expense
40.	Other Income and Expense

(1)	Other income for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Reversal of other provisions	￦	22,034	35,265	12,700
Reversal of other allowance for doubtful accounts		5,489	2,166	143
Gains on government grants		111	430	482
Gains on assets contributed		12,254	4,218	17,336
Gains on liabilities exempted		1,959	3,166	10,303
Compensation and reparations revenue		114,530	89,196	89,901
Revenue from research contracts		13,143	12,580	6,818
Income related to transfer of assets from customers		427,297	478,973	594,548
Rental income		211,580	192,136	186,631
Others		31,787	50,988	51,032

	￦	840,184	869,118	969,894

(2)	Details of others of other income for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Refund of claim for rectification	￦	8,722	9,655	8,933
Adjustment of research project		4,148	3,884	2,267
Maintenance expenses on lease building		354	135	176
Training expenses		4,478	3,045	3,220
Deposit redemption		991	34	7
Reversal of expenses on litigation		893	360	753
Revenue on royalty fee		2,486	2,888	6,909
Reimbursement of insurance fee		—	1,498	7,145
Gains on guarantee contracts		2,796	456	39
Others		6,919	29,033	21,583

	￦	31,787	50,988	51,032

(3)	Other expense for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Compensation and indemnification expense	￦	—	37	23,437
Accretion expenses of other provisions		4,556	7,535	41,924
Depreciation expenses on investment properties		678	1,176	923
Depreciation expenses on idle assets		6,639	6,644	6,547
Other bad debt expense		4,585	1,778	17,827
Donations		114,094	119,421	63,743
Others		58,072	43,464	76,929

	￦	188,624	180,055	231,330

(4)	Details of others of other expense for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Operating expenses related to the idle assets	￦	459	136	47
Research grants		1,461	1,180	461
Supporting expenses on farming and fishing village		15,201	11,956	13,537
Operating expenses on fitness center		2,706	3,498	4,788
Expenses on adjustment of research and development grants		—	806	404
Taxes and dues		4,582	2,270	199
Expenses on R&D supporting		690	5,459	53
Others(*)		32,973	18,159	57,440

	￦	58,072	43,464	76,929

(*)	Others include ￦38,886 million of impairment loss on construction-in-progress of Cheonji unit 1 and 2 and Daejin unit 1 and 2 as described in note 2.